Financial Risk Management - Capital Risk Management, Net Debt (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about financial instruments [line items]
Repayments of borrowings, classified as financing activities	R 50	R 4,047	R 2,071
Cash and cash equivalents	13,101	4,693	R 2,867	R 2,448
Borrowings	(1,953)	(1,794)
Net cash	R 11,148	R 2,899